Employee Benefit Plans (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock option activity
Beginning balance, Shares			4,540	4,507	4,507
Granted, Shares	79	32	871	138	139	1,137	924
Exercised, Shares			(8)		(20)
Forfeited, Shares			(160)		(86)
Ending balance, Shares	5,243		5,243		4,540	4,507
Vested and expected to vest, Shares					4,327
Exercisable, Shares					4,540
Beginning balance, Weighted average exercise price			$ 7.29	$ 7.16	$ 7.16
Granted, Weighted average exercise price			$ 9.69		$ 11.24
Exercised, Weighted average exercise price			$ 1.00		$ 1.33
Forfeited, Weighted average exercise price			$ 7.86		$ 7.89
Ending Balance, Weighted average exercise price	$ 7.68		$ 7.68		$ 7.29	$ 7.16
Vested and expected to vest, Weighted average exercise price					$ 7.28
Exercisable, Weighted average exercise price					$ 7.29
Stock option outstanding, Remaining contractual term (years)			6 years 8 months 19 days		6 years 7 months 13 days	7 years 6 months 4 days
Vested and expected to vest, Remaining contractual term (years)					6 years 6 months 15 days
Exercisable, Remaining contractual term (years)					6 years 7 months 13 days
Stock option outstanding, Aggregate intrinsic value	$ 38,665		$ 38,665		$ 10,888	$ 17,213
Vested and expected to vest, Aggregate intrinsic value					10,008
Exercisable, Aggregate intrinsic value					$ 10,888